Risk management - Cover values including guarantees received - Consumer lending portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 913,977	€ 887,454
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 344,188	€ 331,288
Consumer Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.30%	6.70%
Consumer Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Consumer Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.10%
Consumer Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.50%	0.70%
Consumer Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.00%	6.70%
Consumer Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	86.10%	85.80%
Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 339,472	€ 326,103
Consumer Lending [Member] | Performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	6.40%
Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.10%
Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.50%	0.70%
Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.00%	6.70%
Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	86.30%	86.10%
Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 4,716	€ 5,185
Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	23.50%	23.20%
Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.10%
Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.30%	0.30%
Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.90%	1.00%
Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.80%	4.60%
Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	71.40%	70.60%
Consumer Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 690,752	€ 609,967
Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	684,296	603,281
Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,456	6,686
Consumer Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,533	6,208
Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,499	6,160
Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	33	49
Consumer Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	25,688	26,117
Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	25,573	25,955
Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	115	162
Consumer Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	40,618	38,438
Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	39,146	36,795
Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,472	1,643
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 308,023	€ 294,642
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.10%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.50%	0.70%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.60%	7.30%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	91.80%	92.00%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 3,336	€ 3,698
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.40%	0.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.10%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.30%	0.40%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.00%	1.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.80%	5.90%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	93.40%	92.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 674,576	€ 594,073
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,149	6,379
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	5,014	5,147
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	31	45
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	22,379	23,210
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	97	141
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	33,539	30,927
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,270	1,414
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 5,912	€ 5,681
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.20%	0.30%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.60%	0.70%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.40%	1.40%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.40%	6.10%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	92.40%	91.50%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 194	€ 184
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.10%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.20%	0.20%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.70%	0.50%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.60%	1.80%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.40%	7.70%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	90.00%	89.70%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 9,520	€ 9,010
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	302	301
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	168	151
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	109	126
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6	9
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,598	1,532
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	51	54
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 25,537	€ 25,780
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	79.70%	81.50%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.30%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.10%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.10%	0.20%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.30%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	19.50%	17.60%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 1,186	€ 1,303
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	92.30%	91.80%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.40%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.20%	0.20%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.40%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.50%	0.60%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.30%	6.70%
Other Consumer Lending [Member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 200	€ 197
Other Consumer Lending [Member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	5	6
Other Consumer Lending [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,317	861
Other Consumer Lending [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1	4
Other Consumer Lending [Member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	3,085	2,619
Other Consumer Lending [Member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	12	12
Other Consumer Lending [Member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	4,009	4,336
Other Consumer Lending [Member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 151	€ 175